Long-Term Debt - Rollforward (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Beginning Balance	$ 55,136,089	$ 16,516,598	$ 3,764,245
Issued		40,180,000	16,164,914
Principal Payments		(1,560,509)	(14,648,316)
Ending Balance	67,818,873	55,136,089	16,516,598
Class A Equity unit
Debt Instrument [Line Items]
Beginning Balance	55,136,089	16,516,598
Issued	12,750,000	40,180,000
Principal Payments	(67,216)	(1,560,509)
Conversion from (to) Class A Equity Units			11,235,755
Ending Balance	67,818,873	55,136,089	16,516,598
LTD-A
Debt Instrument [Line Items]
Beginning Balance		1,516,598
Issued			16,164,914
Principal Payments		(1,516,598)	(14,648,316)
Ending Balance			1,516,598
LTD-A | Class A Equity unit
Debt Instrument [Line Items]
Beginning Balance		1,516,598
Principal Payments		(1,516,598)
Ending Balance			1,516,598
LTD-B
Debt Instrument [Line Items]
Beginning Balance			3,764,270
LTD-B | Class A Equity unit
Debt Instrument [Line Items]
Conversion from (to) Class A Equity Units			3,764,270
LTD-C
Debt Instrument [Line Items]
Beginning Balance	15,000,000	15,000,000
Ending Balance		15,000,000	15,000,000
LTD-C | Class A Equity unit
Debt Instrument [Line Items]
Beginning Balance	15,000,000	15,000,000
Conversion from (to) Class A Equity Units			15,000,000
Ending Balance	15,000,000	15,000,000	$ 15,000,000
LTD-D
Debt Instrument [Line Items]
Beginning Balance	40,000,000
Issued		40,000,000
Ending Balance		40,000,000
LTD-D | Class A Equity unit
Debt Instrument [Line Items]
Beginning Balance	40,000,000
Issued	12,750,000	40,000,000
Ending Balance	52,750,000	40,000,000
LTD-E
Debt Instrument [Line Items]
Beginning Balance	136,089
Issued		180,000
Principal Payments		(43,911)
Ending Balance		136,089
LTD-E | Class A Equity unit
Debt Instrument [Line Items]
Beginning Balance	136,089
Issued		180,000
Principal Payments	(67,216)	(43,911)
Ending Balance	$ 68,873	$ 136,089